Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		6 Months Ended		12 Months Ended
		Sep. 30, 2020		Mar. 31, 2020
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 26		¥ 32
Unfunded commitments		23	[1]	13
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		1		2
Unfunded commitments	[1]
Redemption frequency (if currently eligible)	[2]	Monthly		Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice		1 day		1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice		90 days		90 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 2		¥ 3
Unfunded commitments	[1]	¥ 3		¥ 3
Redemption frequency (if currently eligible)	[2]	0		0
Redemption notice
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 17		¥ 21
Unfunded commitments	[1]	¥ 19		¥ 9
Redemption frequency (if currently eligible)		0	[2]	0
Redemption notice
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 6		¥ 6
Unfunded commitments	[1]	¥ 1		¥ 1
Redemption frequency (if currently eligible)	[2]	0		0
Redemption notice

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The range in frequency with which Nomura can redeem investments.